Insurance contract liabilities - Disclosure of amounts arising from insurance contracts (Detail) - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Amounts Arising From Insurance Contracts [Line Items]
Beginning of year balances	S/ 11,958,058
End of year balances	10,602,372	S/ 11,958,058
Technical reserves for insurance premiums (b)
Disclosure Of Amounts Arising From Insurance Contracts [Line Items]
Beginning of year balances	11,735,995	12,298,075	S/ 11,223,456
Insurance subscriptions	362,978	527,366	283,447
Acquisition of Mapfre portfolio			292,499
Time passage adjustments	(1,440,063)	(1,434,195)	200,100
Maturities and recoveries	(66,517)	(65,587)	(50,654)
Exchange differences	(191,726)	410,336	349,227
End of year balances	10,400,667	11,735,995	12,298,075
Annuities [Member] | Technical reserves for insurance premiums (b)
Disclosure Of Amounts Arising From Insurance Contracts [Line Items]
Beginning of year balances	9,923,679	10,448,455	9,741,241
Insurance subscriptions	319,876	482,508	249,380
Time passage adjustments	(1,482,660)	(1,347,987)	162,654
Exchange differences	(157,132)	340,703	295,180
End of year balances	8,603,763	9,923,679	10,448,455
Retirement, disability and survival annuities | Technical reserves for insurance premiums (b)
Disclosure Of Amounts Arising From Insurance Contracts [Line Items]
Beginning of year balances	618,452	745,292	779,455
Insurance subscriptions		115
Time passage adjustments	(34,745)	(126,955)	(34,163)
End of year balances	583,707	618,452	745,292
Life insurance contracts [member] | Technical reserves for insurance premiums (b)
Disclosure Of Amounts Arising From Insurance Contracts [Line Items]
Beginning of year balances	892,992	746,171	630,801
Insurance subscriptions	2,882	11,770	2,259
Time passage adjustments	122,237	131,533	110,102
Maturities and recoveries	(66,517)	(65,587)	(50,654)
Exchange differences	(34,286)	69,105	53,663
End of year balances	917,308	892,992	746,171
General Insurance | Technical reserves for insurance premiums (b)
Disclosure Of Amounts Arising From Insurance Contracts [Line Items]
Beginning of year balances	40,762	38,015	41,073
Insurance subscriptions	40,220	30,411	31,808
Time passage adjustments	(27,962)	(28,112)	(35,167)
Exchange differences	(283)	448	301
End of year balances	52,737	40,762	38,015
SCTR | Technical reserves for insurance premiums (b)
Disclosure Of Amounts Arising From Insurance Contracts [Line Items]
Beginning of year balances	260,110	320,142	30,886
Insurance subscriptions		2,562
Acquisition of Mapfre portfolio			292,499
Time passage adjustments	(16,933)	(62,674)	(3,326)
Exchange differences	(25)	80	83
End of year balances	S/ 243,152	S/ 260,110	S/ 320,142